Prepaid Expenses, Other Current Assets and Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Components of prepaid expenses and other current assets [Abstract]
Renewable identification numbers	$ 465	$ 305
Income tax receivable	285	263
VAT receivables	203	141
Financial derivatives	152	125
Advances to suppliers	63	57
Prepaid insurance	30	33
Other	94	98
Total prepaid expenses and other current assets	1,292	1,022
Components of other assets [Abstract]
Financial derivatives	158	282
Deferred tax assets	157	174
Pension assets	62	67
Company-owned life insurance	48	61
Other	199	83
Total other assets	$ 624	$ 667